Oil and Gas Properties	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Oil and gas properties
OIL AND GAS PROPERTIES

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2015	$7,584,281	$(2,910,106)	$4,674,175
Capital expenditures	220,067	—	220,067
Property acquisitions	54	—	54
Transferred from exploration and evaluation assets	85,069	—	85,069
Change in asset retirement obligations	35,714	—	35,714
Divestitures	(59,874)	42,959	(16,915)
Impairment	—	(256,559)	(256,559)
Foreign currency translation	(101,274)	15,616	(85,658)
Depletion	—	(503,778)	(503,778)
Balance, December 31, 2016	$7,764,037	$(3,611,868)	$4,152,169
Capital expenditures	319,148	—	319,148
Property acquisitions(1)	136,007	—	136,007
Transferred from exploration and evaluation assets	20,198	—	20,198
Transferred from other assets	5,124	—	5,124
Change in asset retirement obligations	42,808	—	42,808
Divestitures	(105,272)	49,291	(55,981)
Foreign currency translation	(249,723)	68,641	(181,082)
Depletion	—	(480,082)	(480,082)
Balance, December 31, 2017	$7,932,327	$(3,974,018)	$3,958,309

(1) Includes $53.5 million related to the acquisition of heavy oil properties completed during the year ended December 31, 2017, in addition to amounts related to the property acquisition disclosed in note 4.

During the fourth quarter of 2017, the Company closed an arrangement to swap its working interest in certain oil and gas properties in exchange for non-monetary proceeds of $40.0 million. The fair value of non-monetary proceeds, including producing oil and gas properties geographically located in the Company's Lloydminster CGU, was determined based on the proved plus probable reserves evaluated as at December 31, 2017 by an independent reserve engineer. The Company recorded a gain of $19.3 million on the swap as a result of the fair value of acquired assets exceeding the carrying value of the disposed assets. The disposed assets included $26.5 million of oil and gas properties and $8.0 million of asset retirement obligations.

At the end of each reporting period, the Company performs an assessment to determine whether there is any indication of impairment or reversal of previously recorded impairments for the CGUs that comprise oil and gas properties. The assessment of indicators is subjective in nature and requires Management to make judgments based on the information available at the reporting date. The Company determined that there were no indicators of impairment or impairment reversals for any of the Company's CGUs as at December 31, 2017.

In 2016, the Company recorded a $26.6 million impairment expense in its Lloydminster CGU on assets that were reclassified from oil and gas assets to assets held for sale prior to their disposition in the fourth quarter of 2016. The carrying value of the assets transferred to assets held for sale exceeded the fair value (being the sales price) resulting in the impairment.

At December 31, 2016, indicators of impairment existed for the Peace River CGU as a result of downward technical revisions to reserves. Impairment of $230.0 million was recorded in the Peace River CGU. The recoverable amount for the Peace River CGU was not sufficient to support the carrying amounts of the assets resulting in the impairment at December 31, 2016. The recoverable amount of oil and gas properties of $550.2 million for the Peace River CGU was estimated based on their fair value less costs of disposal at December 31, 2016. For impairment assessments of oil and gas properties, the Company estimates the recoverable amount using a discounted cash flow model based on an independent reserve report approved by the Board of Directors on an annual basis and a range of pre-tax discount rates of 10% to 15%. The total impairment expense recorded to oil and gas properties by the Company in 2016 was $256.6 million.
The recoverable amount of the Peace River CGU is classified as a Level 3 fair value measurement and was calculated at December 31, 2016 using the following benchmark reference prices for the years 2017 to 2021 adjusted for commodity differentials specific to the Company:

	2017	2018	2019	2020	2021
WTI crude oil (US$/bbl)	55.00	65.00	70.00	71.40	72.83
NYMEX natural gas (US$/MMBtu)	3.50	3.50	3.50	4.00	4.08
Exchange rate (CAD/USD)	1.28	1.22	1.18	1.18	1.18
OTHER PLANT AND EQUIPMENT

	Cost	Accumulated depreciation	Net book value
Balance, December 31, 2015	$72,878	$(46,854)	$26,024
Capital expenditures	1,934	—	1,934
Dispositions, net of acquisitions	(7,063)	—	(7,063)
Foreign currency translation	(51)	46	(5)
Depreciation	—	(4,531)	(4,531)
Balance, December 31, 2016	67,698	(51,339)	16,359
Capital expenditures	329	—	329
Dispositions, net of acquisitions	(255)	—	(255)
Transferred to oil and gas properties	(5,124)	—	(5,124)
Foreign currency translation	—	12	12
Depreciation	—	(1,847)	(1,847)
Balance, December 31, 2017	$62,648	$(53,174)	$9,474